Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2020
Intangible assets - Goodwill
Intangible assets - Goodwill

16.  Intangible assets – Goodwill

As of December 31, 2019 and 2020, Goodwill amounted to 1,734 million pesos.

a)   Impairment test

The main assumptions used in the calculation of the impairment of Goodwill are as follows:

Hypotheses

Basis of valuation	Value in use: discounted cash flows
Period of projection of cash flows(1)	10 years
Perpetual cash flow	(2)
Discount rate(6)	7.54%
Of which:
Cost of Equity(3)	11.23%
Cost of Debt(4)	5.27%
Equity Structure(5)	38% Equity / 62% Debt
(1)

The period of projections of cash flow are prepared using internal budgets and growth plans of Banks’ Management, based on historical data, market expectations and conditions such as industry growth and inflation.

(2)	The perpetual cash flow has been calculated based on the following formula over the last cash flow estimated [D*(1+g)//i-g)]*(1+i)^-n, where:
•	D = Last estimated cash flow,
•	g = Perpetual growth (0%),
•	i = Discount rate, and
•	n= Number of year of last estimated cash flow.
(3)	The Cost of Equity has been calculated based on the following formula Rf+(ß*Pr), where:
•	Rf = Risk free rate (6.26%),
•	β = Beta (0.779), and
•	Pr = Equity Risk Premium (6.38%).
(4)	The Cost of Debt has been calculated based on the actual pretax financing cost of the Bank.
(5)

The Equity Structure has been calculated based on the following formula: Equity/(Total Liability+Equity). The Debt Structure has been calculated based on the following formula: Debt/(Total Liability+Equity).

(6)	The Discount rate has been calculated based on the following formula: (Cost of Equity*Equity Structure) + (Cost of Debt*Debt Structure).

In addition to the impairment test performed annually and having considered the unprecedented uncertainty created by COVID-19 pandemic and its potential impact on the carrying value of goodwill, Bank’s Management performed an interim impairment test as of September 30, 2020. The Bank did not recognize any impairment losses on Goodwill on such date.

The assumptions used in performing the interim impairment test were updated to reflect lower budgeted earnings in the next years and a delay in the return to the pre-crisis levels of turnover and profitability.

Based on the foregoing, and in accordance with the estimates, projections and measurements available to the Bank’s Management in 2018, 2019 and 2020, the Bank has not recognized any impairment losses on Goodwill.